Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	September 30, 2025	September 30, 2024
Accounts receivable	$2,201,006	$50,765
Less: allowance for credit losses	-	-
Accounts receivable, net	$2,201,006	$50,765

Schedule of Allowance for Credit Losses Movement	Allowance for credit losses movement:
	September 30, 2025	September 30, 2024
Beginning balance	$-	$-
Provision	4,097	-
Written off	(4,097)	-
Ending balance	$-	$-